Note 7 - Intangibles, Net	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]

NOTE 7 – INTANGIBLES, NET

The Company’s intangibles, net consisted of the following:

	As of December 31, 2024			As of December 31, 2023
	Gross Carrying Costs	Accumulated Amortization	Net Carrying Amount	Gross Carrying Costs	Accumulated Amortization	Net Carrying Amount
Patents & Trademarks	$64,087	$(13,132)	$50,955	$69,760	$(9,084)	$60,676

Finite-lived intangible assets are amortized over their estimated useful lives. Amortization expense, recorded within general and administrative expenses of continuing operations, was $4,983 and $4,958 during the years ended December 31, 2024, and 2023, respectively. Accumulated amortization is included in Intangibles, net in the consolidated balance sheets.

The following table outlines the estimated future amortization expense related to intangible assets held as of December 31, 2024:

Year Ending December 31,	Expense
2025	$4,983
2026	4,983
2027	4,983
2028	4,983
2029	4,983
Thereafter	26,040
Total	$50,955

The Company reviews finite-lived intangible assets for impairment in accordance with ASC 360, Property, Plant, and Equipment whenever events or changes in circumstances indicate the carrying amount may not be recoverable. Events or changes in circumstances that indicate the carrying amount may not be recoverable include, but are not limited to, a significant change in the drug discovery marketplace and a significant adverse change in the business climate in which the Company operates. No impairment charges related to finite-lived intangible assets held and used in continuing operations were incurred during the years ended December 31, 2024, and 2023.